Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 25, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 62
2025	64
2026	52
2027	0
2028	0
Total minimum lease payments	178
Less imputed interest	3
Total	$ 175